ActivePassive Core Bond ETF
Schedule of Investments
May 31, 2023 (Unaudited)

	Principal
	Amount	Value
ASSET BACKED SECURITIES - 1.39%
Aqua Finance Trust
2021-A, 1.540%, 07/17/2046 (b)	$56,905	$50,706
Avis Budget Rental Car Funding AESOP LLC
2023-2, 6.030%, 10/20/2027 (b)	100,000	99,506
2021-2, 1.660%, 02/20/2028 (b)	100,000	88,215
CCG Receivables Trust
2023-1, 5.820%, 09/16/2030 (b)	100,000	100,744
Ellington Financial Mortgage Trust
2022-1, 2.206%, 01/25/2067 (b)(d)	87,328	73,900
MVW LLC
2023-1, 5.420%, 10/22/2040 (b)	98,277	97,496
PFS Financing Corp.
2021-B, 0.770%, 08/17/2026 (b)	100,000	94,101
Sierra Timeshare Receivables Funding LLC
2021-2 A, 1.350%, 09/20/2038 (b)	74,988	69,402
2021-2 B, 1.800%, 09/20/2038 (b)	37,494	34,461
Sofi Professional Loan Program LLC
2019-B, 3.090%, 08/17/2048 (b)	35,185	33,358
SOFI Professional Loan Program Trust
2021-A, 1.030%, 08/17/2043 (b)	183,627	156,095
Towd Point Mortgage Trust
2017-5, 5.738% (1 Month LIBOR USD + 0.600%), 02/26/2057 (b)(c)	55,797	55,664
2022-4, 3.750%, 09/25/2062 (b)	122,062	114,059
United Airlines Class B Pass Through Trust
2020-1, 4.875%, 07/15/2027	61,650	58,895
Vantage Data Centers Issuer LLC
2021-1, 2.165%, 10/15/2046 (b)	100,000	88,809
Verus Securitization Trust
2021-3, 1.046%, 06/25/2066 (b)(d)	107,454	90,011
TOTAL ASSET BACKED SECURITIES (Cost $1,318,034)		1,305,422

CORPORATE BONDS - 21.01%
Automobiles & Components - 0.72%
American Honda Finance Corp.
4.600%, 04/17/2030	55,000	54,208
General Motors Co.
6.800%, 10/01/2027	50,000	52,474
General Motors Financial Co, Inc.
4.000%, 01/15/2025	370,000	360,920
4.300%, 07/13/2025	5,000	4,873
6.050%, 10/10/2025	81,000	81,558
2.700%, 08/20/2027	60,000	53,514
5.850%, 04/06/2030	45,000	44,586
Goodyear Tire & Rubber Co.
5.250%, 04/30/2031	25,000	21,993
		674,126
Banks - 2.48%
Bank of America Corp.
2.456% to 10/22/2024, then TSFR3M + 1.132%, 10/22/2025 (a)	5,000	4,772
4.450%, 03/03/2026	55,000	53,811
1.734% to 07/22/2026, then SOFR + 0.960%, 07/22/2027	92,000	82,085
3.824% to 01/20/2027, then TSFR3M + 1.837%, 01/20/2028 (a)	195,000	184,750
3.705% to 04/24/2027, then TSFR3M + 1.512%, 04/24/2028 (a)	40,000	37,634
5.202% to 04/25/2028, then SOFR + 1.630%, 04/25/2029 (a)	264,000	263,268
1.922% to 10/24/2030, then SOFR + 1.370%, 10/24/2031	80,000	63,247
2.299% to 07/21/2031, then SOFR + 1.220%, 07/21/2032 (a)	51,000	40,681
4.571% to 04/27/2032, then SOFR + 1.830%, 04/27/2033 (a)	40,000	37,609
5.288% to 04/25/2033, then SOFR + 1.910%, 04/25/2034 (a)	19,000	18,891
2.482% to 09/21/2031, then 5 Year CMT Rate + 1.200%, 09/21/2036 (a)	115,000	87,372
4.300% to 01/28/2025, then TSFR3M + 2.926% (a)(f)	40,000	35,111
Citigroup, Inc.
3.352% to 04/24/2024, then TSFR3M + 1.158%, 04/24/2025 (a)	70,000	68,435
4.600%, 03/09/2026	105,000	102,499
1.122% to 01/28/2026, then SOFR + 0.765%, 01/28/2027 (a)	110,000	98,390
3.887% to 01/10/2027, then TSFR3M + 1.825%, 01/10/2028 (a)	37,000	35,242
4.075% to 04/23/2028, then TSFR3M + 1.454%, 04/23/2029 (a)	80,000	75,662
2.572% to 06/03/2030, then SOFR + 2.107%, 06/03/2031 (a)	110,000	92,182
6.174% to 05/25/2033, then SOFR + 2.661%, 05/25/2034 (a)	75,000	76,106
First-Citizens Bank & Trust Co.
6.125%, 03/09/2028	65,000	64,602
JPMorgan Chase & Co.
3.220% to 03/01/2024, then TSFR3M + 1.417%, 03/01/2025 (a)	170,000	166,784
1.045% to 11/19/2025, then SOFR + 0.800%, 11/19/2026 (a)	60,000	54,063
3.540% to 05/01/2027, then TSFR3M + 1.642%, 05/01/2028 (a)	60,000	56,685
5.717% to 09/14/2032, then SOFR + 2.580%, 09/14/2033 (a)	60,000	60,766
4.000% to 04/01/2025, then TSFR3M + 2.745% (a)(f)	47,000	42,539
Truist Financial Corp.
4.260% to 07/28/2025, then SOFR + 1.456%, 07/28/2026 (a)	80,000	76,949
Wells Fargo & Co.
2.164% to 02/11/2025, then TSFR3M + 1.012%, 02/11/2026 (a)	80,000	75,582
3.908% to 04/24/2025, then SOFR + 1.320%, 04/25/2026 (a)	7,000	6,816
2.188% to 04/30/2025, then SOFR + 2.000%, 04/30/2026 (a)	110,000	103,546
2.393% to 06/02/2027, then SOFR + 2.100%, 06/02/2028 (a)	70,000	62,634
5.389% to 04/24/2033, then SOFR + 2.020%, 04/24/2034 (a)	108,000	108,206
		2,336,919
Capital Goods - 0.57%
Air Lease Corp.
3.250%, 10/01/2029	60,000	51,346
Boeing Co.
2.196%, 02/04/2026	80,000	74,469
5.040%, 05/01/2027	75,000	74,495
5.150%, 05/01/2030	50,000	49,613
5.705%, 05/01/2040	15,000	14,791
5.805%, 05/01/2050	25,000	24,503
CNH Industrial Capital LLC
1.450%, 07/15/2026	55,000	48,860
4.550%, 04/10/2028	192,000	186,976
Regal Rexnord Corp.
6.050%, 04/15/2028 (b)	15,000	14,837
		539,890
Commercial & Professional Services - 0.43%
ASGN, Inc.
4.625%, 05/15/2028 (b)	25,000	22,560
Equifax, Inc.
5.100%, 12/15/2027	40,000	39,957
Republic Services, Inc.
5.000%, 04/01/2034	212,000	212,438
5.700%, 05/15/2041	129,000	134,169
		409,124
Consumer Discretionary Distribution & Retail - 0.22%
Arko Corp.
5.125%, 11/15/2029 (b)	60,000	47,310
Lowe's Cos, Inc.
5.750%, 07/01/2053	119,000	118,041
Macy's Retail Holdings LLC
5.875%, 03/15/2030 (b)	45,000	39,060
		204,411
Consumer Durables & Apparel - 0.14%
Whirlpool Corp.
5.500%, 03/01/2033	132,000	132,162
Consumer Services - 0.27%
Churchill Downs, Inc.
6.750%, 05/01/2031 (b)	25,000	24,688
Marriott International, Inc.
5.000%, 10/15/2027	103,000	103,229
Prime Security Services Borrower LLC / Prime Finance, Inc.
6.250%, 01/15/2028 (b)	30,000	27,585
University of Chicago
2.761%, 04/01/2045	87,000	67,588
Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp.
5.500%, 03/01/2025 (b)	30,000	29,440
		252,530
Consumer Staples Distribution & Retail - 0.44%
Walmart, Inc.
4.000%, 04/15/2026	160,000	159,043
3.900%, 04/15/2028	150,000	148,422
4.000%, 04/15/2030	69,000	67,792
4.500%, 04/15/2053	45,000	43,165
		418,422
Energy - 1.47%
Antero Resources Corp.
7.625%, 02/01/2029 (b)	35,000	35,651
BP Capital Markets America, Inc.
4.812%, 02/13/2033	120,000	118,730
4.893%, 09/11/2033	45,000	44,724
Cheniere Corpus Christi Holdings LLC
5.875%, 03/31/2025	4,000	4,005
Comstock Resources, Inc.
6.750%, 03/01/2029 (b)	25,000	21,880
Diamondback Energy, Inc.
3.125%, 03/24/2031	70,000	59,710
6.250%, 03/15/2033	40,000	41,555
DT Midstream, Inc.
4.125%, 06/15/2029 (b)	25,000	21,713
Energy Transfer LP
2.900%, 05/15/2025	40,000	38,018
5.250%, 04/15/2029	120,000	118,548
EQM Midstream Partners LP
4.125%, 12/01/2026	45,000	41,461
Hilcorp Energy I LP / Hilcorp Finance Co.
6.250%, 11/01/2028 (b)	30,000	28,070
Kinder Morgan, Inc.
5.200%, 06/01/2033	70,000	67,640
5.550%, 06/01/2045	45,000	40,883
Marathon Petroleum Corp.
4.700%, 05/01/2025	130,000	128,378
MPLX LP
5.650%, 03/01/2053	30,000	27,418
New Fortress Energy, Inc.
6.500%, 09/30/2026 (b)	30,000	26,616
Ovintiv, Inc.
7.100%, 07/15/2053	40,000	40,296
Phillips 66
1.300%, 02/15/2026	35,000	31,798
Pioneer Natural Resources Co.
2.150%, 01/15/2031	40,000	32,723
Sabine Pass Liquefaction LLC
4.500%, 05/15/2030	50,000	47,304
Targa Resources Corp.
5.200%, 07/01/2027	45,000	44,446
Transcontinental Gas Pipe Line Co. LLC
4.000%, 03/15/2028	341,000	324,083
		1,385,650
Equity Real Estate Investment Trusts (REITs) - 0.32%
Crown Castle, Inc.
3.200%, 09/01/2024	70,000	67,983
1.050%, 07/15/2026	25,000	22,014
EPR Properties
4.500%, 04/01/2025	25,000	24,081
Iron Mountain, Inc.
5.250%, 07/15/2030 (b)	45,000	40,357
Kimco Realty OP LLC
4.600%, 02/01/2033	55,000	50,969
Realty Income Corp.
4.700%, 12/15/2028	103,000	100,638
		306,042
Financial Services - 2.10%
Ares Capital Corp.
4.200%, 06/10/2024	499,000	486,743
Blackstone Private Credit Fund
4.700%, 03/24/2025	197,000	190,206
Capital One Financial Corp.
4.200%, 10/29/2025	5,000	4,750
4.985% to 07/24/2025, then SOFR + 2.160%, 07/24/2026 (a)	45,000	44,049
1.878% to 11/02/2026, then SOFR + 0.855%, 11/02/2027 (a)	90,000	77,758
5.817% to 02/01/2033, then SOFR + 2.600%, 02/01/2034 (a)	70,000	68,038
Goldman Sachs Group, Inc.
3.272% to 09/29/2024, then TSFR3M + 1.463%, 09/29/2025 (a)	100,000	96,748
1.093% to 12/09/2025, then SOFR + 0.789%, 12/09/2026 (a)	5,000	4,471
1.431% to 03/09/2026, then SOFR + 0.798%, 03/09/2027 (a)	155,000	139,318
1.948% to 10/21/2026, then SOFR + 0.913%, 10/21/2027 (a)	110,000	98,019
3.814% to 04/23/2028, then TSFR3M + 1.420%, 04/23/2029 (a)	105,000	97,965
Jane Street Group / JSG Finance, Inc.
4.500%, 11/15/2029 (b)	45,000	38,426
Legg Mason, Inc.
3.950%, 07/15/2024	7,000	6,863
Morgan Stanley
2.720% to 07/22/2024, then SOFR + 1.152%, 07/22/2025 (a)	50,000	48,241
3.625%, 01/20/2027	50,000	47,943
5.164% to 04/20/2028, then SOFR + 1.590%, 04/20/2029 (a)	133,000	132,665
5.250% to 04/21/2033, then SOFR + 1.870%, 04/21/2034 (a)	75,000	74,517
5.948% to 01/19/2033, then 5 Year CMT Rate + 2.430%, 01/19/2038 (a)	50,000	49,432
Northern Trust Corp.
6.125%, 11/02/2032	4,000	4,199
OneMain Finance Corp.
3.500%, 01/15/2027	25,000	20,845
S&P Global, Inc.
3.700%, 03/01/2052	185,000	149,304
3.900%, 03/01/2062	119,000	96,018
		1,976,518
Food, Beverage & Tobacco - 0.52%
Anheuser-Busch Cos LLC / Anheuser-Busch InBev Worldwide, Inc.
4.700%, 02/01/2036	130,000	127,418
Aramark Services, Inc.
5.000%, 02/01/2028 (b)	45,000	42,576
Constellation Brands, Inc.
5.000%, 02/02/2026	55,000	55,020
Mars, Inc.
4.750%, 04/20/2033 (b)	80,000	79,483
Molson Coors Beverage Co.
4.200%, 07/15/2046	40,000	32,351
Performance Food Group, Inc.
5.500%, 10/15/2027 (b)	15,000	14,448
Philip Morris International, Inc.
5.125%, 02/15/2030	80,000	79,228
5.750%, 11/17/2032	60,000	61,556
		492,080
Health Care Equipment & Services - 1.54%
Acadia Healthcare Co, Inc.
5.000%, 04/15/2029 (b)	20,000	18,364
Centene Corp.
4.625%, 12/15/2029	70,000	64,981
CVS Health Corp.
3.000%, 08/15/2026	45,000	42,430
5.125%, 02/21/2030	225,000	224,379
5.625%, 02/21/2053	57,000	55,632
HCA, Inc.
5.375%, 09/01/2026	55,000	54,789
4.500%, 02/15/2027	70,000	68,280
Humana, Inc.
5.500%, 03/15/2053	102,000	99,952
SSM Health Care Corp.
4.894%, 06/01/2028	156,000	154,793
Tenet Healthcare Corp.
4.625%, 06/15/2028	45,000	41,890
UnitedHealth Group, Inc.
4.250%, 01/15/2029	631,000	621,911
Zimmer Biomet Holdings, Inc.
1.450%, 11/22/2024	5,000	4,720
		1,452,121
Household & Personal Products - 0.26%
Energizer Holdings, Inc.
4.750%, 06/15/2028 (b)	30,000	26,732
Kenvue, Inc.
5.050%, 03/22/2053 (b)	177,000	178,306
5.200%, 03/22/2063 (b)	41,000	41,213
		246,251
Insurance - 0.91%
Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer
6.750%, 04/15/2028 (b)	15,000	14,734
Aon Corp. / Aon Global Holdings PLC
5.350%, 02/28/2033	211,000	214,341
Arthur J Gallagher & Co.
5.750%, 03/02/2053	4,000	3,993
CNA Financial Corp.
4.500%, 03/01/2026	85,000	83,296
CNO Financial Group, Inc.
5.250%, 05/30/2029	70,000	66,366
Marsh & McLennan Cos, Inc.
5.450%, 03/15/2053	47,000	47,058
Metropolitan Life Global Funding I
5.150%, 03/28/2033 (b)	233,000	232,661
Primerica, Inc.
2.800%, 11/19/2031	75,000	62,249
Principal Financial Group, Inc.
5.500%, 03/15/2053	77,000	72,126
Prudential Financial, Inc.
5.700% to 09/15/2028, then 3 Month LIBOR USD + 2.665%, 09/15/2048 (a)	42,000	40,812
Travelers Cos, Inc.
5.450%, 05/25/2053	20,000	20,606
		858,242
Materials - 0.15%
Cleveland-Cliffs, Inc.
6.750%, 04/15/2030 (b)	35,000	33,101
Georgia-Pacific LLC
0.625%, 05/15/2024 (b)	8,000	7,632
Packaging Corp of America
4.050%, 12/15/2049	92,000	72,518
Standard Industries, Inc.
4.750%, 01/15/2028 (b)	30,000	27,554
		140,805
Media & Entertainment - 1.13%
Alphabet, Inc.
2.250%, 08/15/2060	60,000	35,860
CCO Holdings LLC / CCO Holdings Capital Corp.
4.500%, 05/01/2032	40,000	31,345
Charter Communications Operating LLC / Charter Communications Operating Capital
5.500%, 04/01/2063	45,000	34,846
Cinemark USA, Inc.
5.875%, 03/15/2026 (b)	60,000	57,095
Comcast Corp.
2.350%, 01/15/2027	45,000	41,664
5.350%, 05/15/2053	75,000	74,690
DISH DBS Corp.
5.875%, 11/15/2024	60,000	51,466
Meta Platforms, Inc.
4.950%, 05/15/2033	90,000	89,820
5.600%, 05/15/2053	20,000	20,003
5.750%, 05/15/2063	55,000	54,799
Paramount Global
4.200%, 05/19/2032	55,000	46,138
4.950%, 05/19/2050	55,000	40,963
6.375% to 03/30/2032, then 5 Year CMT Rate + 3.999%, 03/30/2062 (a)	50,000	40,109
Take-Two Interactive Software, Inc.
4.950%, 03/28/2028	214,000	212,521
Walt Disney Co.
3.800%, 05/13/2060	121,000	94,078
Warnermedia Holdings, Inc.
5.050%, 03/15/2042	30,000	24,290
5.141%, 03/15/2052	105,000	82,024
Ziff Davis, Inc.
4.625%, 10/15/2030 (b)	35,000	29,872
		1,061,583
Pharmaceuticals, Biotechnology & Life Sciences - 1.54%
AbbVie, Inc.
2.950%, 11/21/2026	160,000	150,975
Amgen, Inc.
5.507%, 03/02/2026	65,000	65,018
5.600%, 03/02/2043	105,000	104,098
5.650%, 03/02/2053	22,000	22,024
5.750%, 03/02/2063	426,000	423,854
Eli Lilly & Co.
5.000%, 02/27/2026	228,000	228,661
4.950%, 02/27/2063	147,000	146,126
Johnson & Johnson
3.400%, 01/15/2038	246,000	216,147
Merck & Co, Inc.
3.900%, 03/07/2039	25,000	22,235
Regeneron Pharmaceuticals, Inc.
2.800%, 09/15/2050	76,000	48,500
Viatris, Inc.
2.700%, 06/22/2030	30,000	24,125
		1,451,763
Real Estate Management & Development - 1.43%
Corporate Office Properties LP
2.750%, 04/15/2031	90,000	67,216
2.900%, 12/01/2033	70,000	48,676
Essex Portfolio LP
3.875%, 05/01/2024	489,000	479,029
Park Intermediate Holdings LLC / PK Domestic Property LLC / PK Finance Co-Issuer
5.875%, 10/01/2028 (b)	25,000	22,875
Prologis LP
4.750%, 06/15/2033	583,000	570,545
RHP Hotel Properties LP / RHP Finance Corp.
4.750%, 10/15/2027	15,000	13,916
Simon Property Group LP
5.850%, 03/08/2053	84,000	83,335
Spirit Realty LP
4.000%, 07/15/2029	40,000	35,771
Uniti Group LP / Uniti Group Finance, Inc. / CSL Capital LLC
10.500%, 02/15/2028 (b)	25,000	24,278
		1,345,641
Semiconductors & Semiconductor Equipment - 0.28%
Marvell Technology, Inc.
2.950%, 04/15/2031	25,000	20,972
Micron Technology, Inc.
5.375%, 04/15/2028	139,000	137,231
5.875%, 09/15/2033	38,000	37,416
Texas Instruments, Inc.
5.050%, 05/18/2063	65,000	63,618
		259,237
Software & Services - 0.28%
CommScope, Inc.
4.750%, 09/01/2029 (b)	35,000	27,611
Oracle Corp.
6.250%, 11/09/2032	95,000	100,523
5.550%, 02/06/2053	40,000	37,395
VMware, Inc.
3.900%, 08/21/2027	100,000	95,202
		260,731
Technology Hardware & Equipment - 0.67%
Apple, Inc.
3.350%, 02/09/2027	35,000	34,101
Avnet, Inc.
6.250%, 03/15/2028	305,000	308,484
CDW LLC / CDW Finance Corp.
2.670%, 12/01/2026	20,000	17,916
3.569%, 12/01/2031	45,000	37,651
Dell International LLC / EMC Corp.
6.020%, 06/15/2026	25,000	25,596
5.300%, 10/01/2029	30,000	29,903
Hewlett Packard Enterprise Co.
4.900%, 10/15/2025	69,000	68,573
Jabil, Inc.
5.450%, 02/01/2029	107,000	105,540
		627,764
Telecommunication Services - 0.48%
AT&T, Inc.
3.500%, 09/15/2053	125,000	86,850
Frontier Communications Holdings LLC
5.875%, 10/15/2027 (b)	45,000	40,150
T-Mobile USA, Inc.
2.050%, 02/15/2028	40,000	34,884
3.375%, 04/15/2029	65,000	58,893
2.550%, 02/15/2031	55,000	46,036
2.875%, 02/15/2031	55,000	47,044
4.375%, 04/15/2040	40,000	35,147
3.300%, 02/15/2051	20,000	13,841
Verizon Communications, Inc.
2.355%, 03/15/2032	70,000	56,489
5.050%, 05/09/2033	35,000	34,659
		453,993
Transportation - 0.15%
American Axle & Manufacturing, Inc.
6.875%, 07/01/2028	40,000	35,822
Southwest Airlines Co.
5.250%, 05/04/2025	60,000	59,729
TransDigm, Inc.
6.750%, 08/15/2028 (b)	45,000	45,108
		140,659
Utilities - 2.51%
American Electric Power Co, Inc.
5.625%, 03/01/2033	4,000	4,083
Arizona Public Service Co.
2.950%, 09/15/2027	92,000	84,808
Calpine Corp.
5.000%, 02/01/2031 (b)	45,000	36,374
CenterPoint Energy Houston Electric LLC
4.950%, 04/01/2033	249,000	250,173
5.300%, 04/01/2053	122,000	123,996
Dominion Energy, Inc.
5.375%, 11/15/2032	125,000	125,533
DTE Energy Co.
1.050%, 06/01/2025	40,000	36,799
Duke Energy Corp.
5.000%, 08/15/2052	55,000	49,165
Duke Energy Indiana LLC
5.400%, 04/01/2053	113,000	112,395
Edison International
5.750%, 06/15/2027	47,000	47,412
6.950%, 11/15/2029	15,000	15,952
5.000% to 03/15/2027, then 5 Year CMT Rate + 3.901% (a)(f)	65,000	55,791
Evergy Kansas Central, Inc.
5.700%, 03/15/2053	62,000	62,785
Evergy, Inc.
2.450%, 09/15/2024	20,000	19,193
Evergy Metro, Inc.
4.950%, 04/15/2033	60,000	59,182
Exelon Corp.
5.300%, 03/15/2033	90,000	90,699
5.600%, 03/15/2053	139,000	137,562
Ferrellgas LP / Ferrellgas Finance Corp.
5.875%, 04/01/2029 (b)	40,000	33,357
Interstate Power and Light Co.
2.300%, 06/01/2030	25,000	20,899
NextEra Energy Capital Holdings, Inc.
4.900%, 02/28/2028	35,000	34,873
5.250%, 02/28/2053	40,000	37,887
Pacific Gas and Electric Co.
1.700%, 11/15/2023	85,000	83,271
Public Service Co. of Colorado
5.250%, 04/01/2053	104,000	102,971
Public Service Electric and Gas Co.
5.125%, 03/15/2053	117,000	116,169
San Diego Gas & Electric Co.
5.350%, 04/01/2053	48,000	47,494
Southern Co.
3.250%, 07/01/2026	85,000	80,844
5.200%, 06/15/2033	70,000	69,296
Southern Co. Gas Capital Corp.
1.750%, 01/15/2031	40,000	31,530
Union Electric Co.
5.450%, 03/15/2053	60,000	60,368
Virginia Electric and Power Co.
5.450%, 04/01/2053	164,000	161,084
Vistra Operations Co. LLC
4.375%, 05/01/2029 (b)	30,000	26,175
WEC Energy Group, Inc.
5.150%, 10/01/2027	95,000	95,835
Wisconsin Electric Power Co.
4.750%, 09/30/2032	50,000	49,318
		2,363,273
TOTAL CORPORATE BONDS (Cost $20,015,721)		19,789,937

FOREIGN CORPORATE BONDS - 4.04%
Banks - 1.90%
Banco Bilbao Vizcaya Argentaria SA
6.138% to 09/14/2027, then 1 Year CMT Rate + 2.700%, 09/14/2028 (a)	167,000	169,377
Bancolombia SA
3.000%, 01/29/2025	203,000	192,350
Bank of Nova Scotia
1.450%, 01/10/2025	788,000	739,679
4.500%, 12/16/2025	70,000	68,206
Mitsubishi UFJ Financial Group, Inc.
5.719% to 02/20/2025, then 1 Year CMT Rate + 1.080%, 02/20/2026 (a)	200,000	199,975
5.475% to 02/22/2030, then 1 Year CMT Rate + 1.530%, 02/22/2031 (a)	238,000	240,479
Societe Generale SA
1.488% to 12/14/2025, then 1 Year CMT Rate + 1.100%, 12/14/2026 (a)(b)	200,000	176,383
Toronto-Dominion Bank
5.103%, 01/09/2026	4,000	3,998
		1,790,447
Capital Goods - 0.27%
Weir Group PLC
2.200%, 05/13/2026 (b)	281,000	252,637
Consumer Services - 0.05%
Carnival Corp.
7.625%, 03/01/2026 (b)	45,000	42,707
Energy - 0.41%
BP Capital Markets PLC
4.375% to 09/22/2025, then 5 Year CMT Rate + 4.036% (a)(f)	19,000	18,287
Ecopetrol SA
4.625%, 11/02/2031	65,000	49,456
Enbridge, Inc.
5.700%, 03/08/2033	309,000	314,384
		382,127
Financial Services - 0.02%
Credit Suisse Group AG
2.193% to 06/05/2025, then SOFR + 2.044%, 06/05/2026 (b)	8,000	7,267
1.305% to 02/02/2026, then SOFRINDX + 0.980%, 02/02/2027 (a)(b)	13,000	11,266
		18,533
Health Care Equipment & Services - 0.08%
Utah Acquisition Sub, Inc.
3.950%, 06/15/2026	75,000	71,331
Insurance - 0.23%
Fairfax Financial Holdings Ltd.
3.375%, 03/03/2031	253,000	214,320
Materials - 0.64%
BHP Billiton Finance USA Ltd.
4.900%, 02/28/2033	328,000	329,469
Hudbay Minerals, Inc.
6.125%, 04/01/2029 (b)	25,000	22,485
NOVA Chemicals Corp.
4.875%, 06/01/2024 (b)	35,000	34,219
OCI NV
6.700%, 03/16/2033 (b)	218,000	213,762
UPM-Kymmene Oyj
7.450%, 11/26/2027 (b)	6,000	6,373
		606,308
Pharmaceuticals, Biotechnology & Life Sciences -0.11%
Pfizer Investment Enterprises Pte Ltd.
5.340%, 05/19/2063	105,000	105,225
Transportation - 0.33%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust
3.500%, 01/15/2025	150,000	143,483
American Airlines Inc/AAdvantage Loyalty IP Ltd.
5.500%, 04/20/2026 (b)	85,000	83,496
Canadian Pacific Railway Co.
2.875%, 11/15/2029	33,000	29,567
Delta Air Lines Inc / SkyMiles IP Ltd.
4.750%, 10/20/2028 (b)	57,000	55,094
		311,640
TOTAL FOREIGN CORPORATE BONDS (Cost $3,826,213)		3,795,275

NON-AGENCY MORTGAGE BACKED SECURITIES - 1.84%
American Tower Trust #1
2018-1, 3.652%, 03/15/2048 (b)	54,000	50,517
BANK
2022-BNK39, 2.928%, 02/18/2055	100,000	84,730
Benchmark Mortgage Trust
2020-B21, 1.978%, 12/17/2053	65,000	52,020
2021-B29, 2.388%, 09/17/2054	100,000	81,343
2022-B34, 3.786%, 04/16/2055 (d)	100,000	88,363
2019-B15, 3.231%, 12/16/2072	25,000	20,764
BMO Mortgage Trust
2023-C5, 6.627%, 06/16/2056 (d)	10,000	9,552
BX Commercial Mortgage Trust
2021-VOLT, 6.207% (1 Month LIBOR USD + 1.100%), 09/15/2036 (b)(c)	100,000	94,796
BX Trust
2019-OC11, 3.202%, 12/11/2041 (b)	50,000	43,645
Citigroup Commercial Mortgage Trust
2014-GC19, 4.023%, 03/12/2047	103,000	101,221
2022-GC48, 4.580%, 05/15/2054 (d)	55,000	53,016
COMM Mortgage Trust
2014-CCRE21, 3.987%, 12/12/2047	20,000	19,065
Connecticut Avenue Securities Trust
2021-R03, 6.623% (SOFR30A + 1.650%), 12/26/2041 (b)(c)	55,000	53,354
2022-R02, 6.173% (SOFR30A + 1.200%), 01/27/2042 (b)(c)	59,551	59,147
2022-R04, 8.073% (SOFR30A + 3.100%), 03/25/2042 (b)(c)	55,000	55,614
2022-R03, 8.473% (SOFR30A + 3.500%), 03/25/2042 (b)(c)	60,000	61,340
2022-R07, 9.631% (SOFR30A + 4.650%), 06/25/2042 (b)(c)	55,000	57,968
2022-R08, 7.523% (SOFR30A + 2.550%), 07/25/2042 (b)(c)	96,560	97,712
2023-R02, 7.273% (SOFR30A + 2.300%), 01/26/2043 (b)(c)	95,912	96,592
FIVE Mortgage Trust
2023-V1, 5.668%, 02/11/2056 (d)	100,000	101,425
JPMBB Commercial Mortgage Securities Trust
2015-C33, 3.504%, 12/17/2048	78,971	75,158
FIVE Mortgage Trust
2015-MS1, 3.779%, 05/15/2048 (d)	60,000	57,290
2018-H4, 5.070%, 12/15/2051 (d)	25,000	21,270
2020-HR8, 2.041%, 07/17/2053	55,000	44,589
SG Residential Mortgage Trust
2021-2, 1.737%, 12/25/2061 (b)(d)	83,120	67,426
Taubman Centers Commercial Mortgage Trust
2022-DPM, 7.245% (TSFR1M + 2.186%), 05/15/2037 (b)(c)	100,000	97,263
Wells Fargo Commercial Mortgage Trust
2019-C54, 3.146%, 12/17/2052	100,000	88,168
TOTAL NON-AGENCY MORTGAGE BACKED SECURITIES (Cost $1,748,346)		1,733,348

AGENCY MORTGAGE BACKED SECURITIES - 8.06%
Fannie Mae Connecticut Avenue Securities
2014-C02, 7.738% (1 Month LIBOR USD + 2.600%), 05/28/2024 (c)	145,120	146,432
Fannie Mae or Freddie Mac
000TBA, 5.500%, 06/01/2037	60,000	59,967
Fannie Mae Pool
CB1149, 3.000%, 07/01/2051	299,454	266,676
BT6823, 2.500%, 10/01/2051	187,775	160,721
FM9540, 2.000%, 11/01/2051	228,604	188,872
FS0288, 2.000%, 01/01/2052	87,317	72,113
FS0176, 2.500%, 01/01/2052	437,169	374,599
MA4512, 2.500%, 01/01/2052	49,407	42,319
FS2040, 2.000%, 02/01/2052	94,529	77,872
MA4579, 3.000%, 04/01/2052	53,520	47,592
CB3586, 3.000%, 05/01/2052	197,401	175,514
MA4600, 3.500%, 05/01/2052	256,418	235,764
FS2512, 3.500%, 07/01/2052	336,030	310,524
CB4121, 4.000%, 07/01/2052	295,975	279,953
FS3497, 3.500%, 08/01/2052	221,198	203,496
MA4700, 4.000%, 08/01/2052	288,044	272,303
FS2805, 2.500%, 09/01/2052	359,584	308,034
MA4805, 4.500%, 11/01/2052	193,625	187,624
MA4918, 5.000%, 02/01/2053	175,875	173,405
MA5009, 5.000%, 05/01/2053	174,258	171,732
MA5039, 5.500%, 06/01/2053	225,000	224,962
Freddie Mac Pool
RA-3661, 2.500%, 10/01/2050	126,574	109,046
SD-8157, 3.000%, 07/01/2051	71,421	63,595
SD-0781, 3.000%, 11/01/2051	85,067	75,687
SD-8188, 2.000%, 01/01/2052	108,596	89,584
SD-8205, 2.500%, 04/01/2052	207,456	177,586
SD-8214, 3.500%, 05/01/2052	232,966	214,201
RA-7587, 3.500%, 06/01/2052	211,553	194,594
SD-8222, 4.000%, 06/01/2052	92,611	87,588
QE-6074, 4.000%, 07/01/2052	35,342	33,415
SD-1505, 4.500%, 08/01/2052	94,499	91,658
SD-8244, 4.000%, 09/01/2052	168,877	159,648
SD-2253, 3.500%, 12/01/2052	172,262	158,387
QF-7085, 5.500%, 02/01/2053	73,358	73,366
SD-8315, 5.000%, 04/01/2053	173,447	170,983
SD-8316, 5.500%, 04/01/2053	615,425	616,347
SD-8324, 5.500%, 05/01/2053	54,693	54,684
SD-8325, 6.000%, 05/01/2053	134,509	136,134
Freddie Mac STACR REMIC Trust
2021-DNA6, 5.773% (SOFR30A + 0.800%), 10/25/2041 (b)(c)	53,748	53,524
2021-HQA4, 5.923% (SOFR30A + 0.950%), 12/26/2041 (b)(c)	89,683	86,664
2022-DNA2, 7.373% (SOFR30A + 2.400%), 02/25/2042 (b)(c)	60,000	59,296
2022-HQA1, 8.473% (SOFR30A + 3.500%), 03/25/2042 (b)(c)	55,000	55,679
2022-DNA3, 7.873% (SOFR30A + 2.900%), 04/25/2042 (b)(c)	55,000	54,893
2022-DNA4, 8.323% (SOFR30A + 3.350%), 05/27/2042 (b)(c)	55,000	55,617
Ginnie Mae
5.000%, 06/15/2041	135,000	133,331
5.500%, 06/15/2053	115,000	114,937
Ginnie Mae II Pool
2.000%, 03/20/2052	93,574	79,384
2.500%, 03/20/2052	184,990	161,960
3.500%, 07/20/2052	39,519	36,675
4.500%, 07/20/2052	168,851	164,260
4.000%, 09/20/2052	48,986	46,565
TOTAL AGENCY MORTGAGE BACKED SECURITIES (Cost $7,664,708)		7,589,762

U.S. GOVERNMENT NOTES/BONDS - 38.42%
United States Treasury Inflation Indexed Bonds
1.625%, 10/15/2027	575,695	574,627
1.125%, 01/15/2033	280,681	272,401
1.000%, 02/15/2049	119,950	103,045
United States Treasury Note/Bond
2.750%, 11/15/2023	834,000	824,473
0.250%, 06/15/2024	69,000	65,596
0.375%, 08/15/2024	439,000	415,550
1.125%, 02/28/2025	12,000	11,313
4.625%, 02/28/2025	1,809,000	1,810,237
1.750%, 03/15/2025	103,000	98,075
3.875%, 03/31/2025	2,285,000	2,258,757
3.875%, 04/30/2025	279,000	275,981
0.250%, 08/31/2025	32,000	29,262
4.250%, 10/15/2025	68,000	68,001
4.000%, 12/15/2025	66,000	65,746
4.000%, 02/15/2026	847,000	844,304
0.500%, 02/28/2026	384,000	348,428
4.625%, 03/15/2026	1,657,000	1,680,690
3.750%, 04/15/2026	557,000	552,170
1.875%, 07/31/2026	345,000	323,370
1.500%, 08/15/2026	158,000	146,159
6.750%, 08/15/2026	1,637,000	1,769,559
1.125%, 10/31/2026	9,000	8,190
1.250%, 12/31/2026	518,000	471,997
2.500%, 03/31/2027	544,000	516,811
2.625%, 05/31/2027	149,000	142,001
2.750%, 07/31/2027	173,000	165,496
4.125%, 10/31/2027	791,000	799,312
6.125%, 11/15/2027	1,666,000	1,822,056
4.000%, 02/29/2028	646,000	651,791
3.625%, 03/31/2028	3,205,000	3,180,836
3.500%, 04/30/2028	140,000	138,228
5.250%, 11/15/2028	1,659,000	1,774,871
3.250%, 06/30/2029	187,000	181,828
4.000%, 02/28/2030	1,610,000	1,636,037
3.625%, 03/31/2030	658,000	654,710
3.500%, 04/30/2030	115,000	113,563
1.375%, 11/15/2031	11,000	9,199
1.875%, 02/15/2032	2,359,000	2,050,670
2.750%, 08/15/2032	1,592,000	1,480,684
3.500%, 02/15/2033	617,000	609,770
3.375%, 05/15/2033	365,000	357,215
4.750%, 02/15/2037	587,000	657,429
1.125%, 05/15/2040	589,000	383,207
1.125%, 08/15/2040	98,000	63,212
1.375%, 11/15/2040	638,000	428,258
1.875%, 02/15/2041	640,000	466,863
1.750%, 08/15/2041	637,000	449,695
2.000%, 11/15/2041	615,000	452,397
2.375%, 02/15/2042	587,000	459,396
3.875%, 02/15/2043	475,000	466,391
2.875%, 05/15/2043	200,000	168,461
3.375%, 05/15/2044	165,000	149,725
2.500%, 02/15/2045	255,000	198,183
3.125%, 05/15/2048	190,000	164,424
2.250%, 08/15/2049	357,000	259,564
2.000%, 02/15/2050	338,000	231,517
1.375%, 08/15/2050	388,000	224,949
1.625%, 11/15/2050	364,000	225,652
1.875%, 02/15/2051	370,000	244,576
2.375%, 05/15/2051	376,000	279,547
2.000%, 08/15/2051	359,000	244,295
1.875%, 11/15/2051	89,000	58,596
2.250%, 02/15/2052	335,000	241,710
2.875%, 05/15/2052	95,000	78,694
3.000%, 08/15/2052	306,000	260,166
3.625%, 02/15/2053	25,000	24,020
TOTAL U.S. GOVERNMENT NOTES/BONDS (Cost $36,733,449)		36,183,936

	Shares
EXCHANGE TRADED FUNDS - 24.53%
iShares Core U.S. Aggregate Bond ETF	7,337	723,208
iShares MBS ETF	136,772	12,853,833
Vanguard Total International Bond ETF	194,574	9,524,397
TOTAL EXCHANGE TRADED FUNDS (Cost $23,182,107)		23,101,438

MONEY MARKET FUNDS - 0.81%
First American Government Obligations Fund, Class X, 4.965% (e)	766,578	766,578
TOTAL MONEY MARKET FUNDS (Cost $766,578)		766,578

Total Investments (Cost $95,255,156) - 100.10%		94,265,696
Liabilities in Excess of Other Assets - (0.10)%		(92,908)
TOTAL NET ASSETS - 100.00%		$94,172,788

Percentages are stated as a percent of net assets.

(a)	Variable rate security; the rate shown represents the rate at May 31, 2023.
(b)	Securities issued under Rule 144A under the Securities Act of 1933. Such securities are deemed to be liquid.
(c)	Floating rate security; the rate shown represents the rate at May 31, 2023. The coupon is based on an underlying pool of loans and other conditions at the time the loans are securitized.
(d)	Variable rate security; the rate shown represents the rate at May 31, 2023. The coupon is based on an underlying pool of loans and other conditions at the time the loans are securitized.
(e)	The rate shown represents the seven day yield at May 31, 2023.
(f)	Perpetual maturity. The date referenced is the next call date.

Abbreviations
#TBA	Pool number to be announced

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc.
and Standard & Poors Financial Services LLC ("S&P"). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

The accompanying notes are an integral part of these schedule of investments.

Summary of Fair Value Exposure at May 31, 2023

The Fund has adopted Statement of Financial Accounting Standard, “Fair Value Measurements and Disclosures” (“Fair Value Measurements”) and FASB Staff Position “Determining Fair Value when the Volume and Level of Activity for the Asset or Liability Have Significantly Decreased and Identified Transactions that are not Orderly” (“Determining Fair Value”).  Determining Fair Value clarifies Fair Value Measurements and requires an entity to evaluate certain factors to determine whether there has been a significant decrease in volume and level of activity for the security such that recent transactions and quoted prices may not be determinative of fair value and further analysis and adjustment may be necessary to estimate fair value.  Determining Fair Value also requires enhanced disclosure regarding the inputs and valuation techniques used to measure fair value in those instances as well as expanded disclosure of valuation levels for major security types.  Fair Value Measurements requires the Fund to classify securities based on valuation method.  These inputs are summarized in the three broad levels listed below:

Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments.)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following is a summary of the inputs used to value the Funds' investments carried at fair value as of May 31, 2023.

	Level 1	Level 2	Level 3	Total
Assets:
Fixed Income Securities:
Asset Backed Securities	$-	$1,305,422	$-	$1,305,422
Corporate Bonds*	-	19,789,937	-	19,789,937
Foreign Corporate Bonds*	-	3,795,275	-	3,795,275
Non-Agency Mortgage Backed Securities	-	1,733,348	-	1,733,348
Agency Mortgage Backed Securities	-	7,589,762	-	7,589,762
U.S. Government Notes/Bonds	-	36,183,936	-	36,183,936
Total Fixed Income Securities	-	70,397,680	-	70,397,680
Exchange-Traded Funds	23,101,438	-	-	23,101,438
Money Market Funds	766,578	-	-	766,578
Total Investments in Securities	$23,868,016	$70,397,680	$-	$94,265,696

* For further breakdown by industry, please refer to the Schedule of Investments.

The Fund did not hold any Level 3 securities during the period ended May 31, 2023.